UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2015 to December 31, 2015

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (000)*

December 31, 2015 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value

COMMON STOCK
France — 3.8%
Sanofi-Aventis SA	23,819	$2,030
Schneider Electric SE	34,672	1,970

		4,000

Hong Kong — 5.8%
China Merchants Holdings International Co. Ltd.	422,516	1,336
China Mobile Ltd.	242,500	2,730
CNOOC Ltd.	1,943,000	2,022

		6,088

Japan — 7.7%
East Japan Railway Co.	31,900	3,004
Hitachi Ltd.	404,000	2,289
KDDI Corp.	107,000	2,779

		8,072

Netherlands — 2.8%
Akzo Nobel NV	44,182	2,952

South Korea — 4.3%
Samsung Electronics Co. Ltd.	2,198	2,344
SK Telecom Co. Ltd.	12,041	2,204

		4,548

Spain — 1.3%
CaixaBank SA	408,042	1,420

Switzerland — 5.7%
Novartis AG	31,451	2,705
Roche Holding AG	6,109	1,693
Zurich Insurance Group AG1	6,335	1,628

		6,026

United Kingdom — 18.1%
Aviva PLC	390,092	2,961
Barclays PLC	777,153	2,501
British American Tobacco PLC	39,132	2,173
GlaxoSmithKline PLC	118,243	2,388
HSBC Holdings PLC	304,000	2,404
Lloyds Banking Group PLC	1,664,284	1,791
Michael Page International PLC	121,603	869
SSE PLC	96,643	2,170
Vodafone Group PLC	579,605	1,880

		19,137

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2015 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value

United States — 46.0%
Advance Auto Parts Inc.	9,100	$1,370
Allstate Corp.	26,900	1,670
American Express Co.	15,500	1,078
Cabela’s Inc.[1]	32,357	1,512
Carnival Corp.	33,570	1,829
Chevron Corp.	25,269	2,273
Citigroup Inc.	72,400	3,747
Delta Air Lines Inc.	46,063	2,335
Eli Lilly & Co.	21,526	1,814
EMC Corp.	111,220	2,856
Johnson & Johnson	26,250	2,696
Mattel Inc.	70,856	1,925
Microsoft Corp.	65,283	3,622
National Oilwell Varco Inc.	23,400	784
Oracle Corp.	88,002	3,215
Prudential Financial Inc.	27,400	2,231
PVH Corp.	30,700	2,261
QUALCOMM Inc.	48,200	2,409
SM Energy Co.	66,987	1,317
SYNNEX Corp.	10,540	948
United Continental Holdings Inc.[1]	45,900	2,630
UnitedHealth Group Inc.	18,118	2,131
Wells Fargo & Co.	33,600	1,826

		48,479

Total Common Stock
(Cost $105,571) — 95.5%		100,722

PREFERRED STOCK
Germany — 3.2%
Volkswagen AG	23,445	3,385

Total Preferred Stock
(Cost $4,731) — 3.2%		3,385

SHORT-TERM INVESTMENT
Dreyfus Cash Management, Institutional Class, 0.040% **	1,187,387	1,187

Total Short-Term Investment
(Cost $1,187) — 1.1%		1,187

Total Investments — 99.8%
(Cost $111,489) ‡		105,294

Other Assets in Excess of Liabilities — 0.2%		160

Net Assets — 100.0%		$105,454

SCHEDULE OF INVESTMENTS (000)* (concluded)

December 31, 2015 (Unaudited)

*	Except for share data.
**	The rate reported is the 7-day effective yield as of December 31, 2015.
1	Non-income producing security.
‡	At December 31, 2015, the tax basis cost of the Fund’s investments was $111,489 and the unrealized appreciation and depreciation were $4,404 and ($10,599), respectively.

The table below sets forth information about the Level within the fair value hierarchy at which the Fund’s investments are measured at December 31, 2015:

Investments in Securities	Level 1	Level 2†	Level 3	Total
Common Stock
France	$—	$4,000	$—	$4,000
Hong Kong	—	6,088	—	6,088
Japan	—	8,072	—	8,072
Netherlands	—	2,952	—	2,952
South Korea	—	4,548	—	4,548
Spain	—	1,420	—	1,420
Switzerland	—	6,026	—	6,026
United Kingdom	—	19,137	—	19,137
United States	48,479	—	—	48,479

Total Common Stock	48,479	52,243	—	100,722

Preferred Stock	—	3,385	—	3,385

Short-Term Investment	1,187	—	—	1,187

Total Investments in Securities	$49,666	$55,628	$—	$105,294

†	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market movement following the close of local trading.

For the quarter ended December 31, 2015, there were no transfers between Level 1 and Level 2 investments in securities.

For the quarter ended December 31, 2015, there were no transfers into Level 3 investments in securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-003-1600

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: February 26, 2016

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer

Date: February 26, 2016